UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Andrew E. Seaberg
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

Ultra-Short Duration Portfolio
Short Duration Portfolio

Annual Report

August 31, 2021

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities, if any, during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (i) without charge, upon request, by calling the Trust at 1-800-342-5828; and (ii) on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust.
Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions are reporting a string of significant milestones at mid-year 2021: Industry assets of $2 trillion; membership increasing by five million over the past 12 months, with members directing more than $226 billion in net new share balances to their credit unions over the same period. Staying true to their purpose, credit unions originated more than $388 billion in loans to members in the first six months of 2021.

Each of these results are industry-wide records, and come during a period of economic uncertainty. As is typical during challenging times, credit unions’ position as trusted financial partners has been amplified since the beginning of the COVID-19 pandemic.

Although credit union lending activity is on a record pace for the second consecutive year, excess liquidity remains a challenge for credit union balance sheet and margin management. The Federal Reserve Bank of New York’s Survey of Consumer Expectations indicates that consumers used Federal stimulus payments to primarily shore up their savings and pay down debt. As a result, deposits rose at a record rate and growth in loan balances slowed. Credit unions’ loan-to-share ratio fell from 83.9% at the end of 2019 to 69.5% at mid-year 2021.

With the Federal Reserve maintaining the target range for the federal funds rate at 0% to 0.25% since March 2020, credit union CFO’s have been looking for investment options for their excess liquidity. The Trust for Credit Unions (“TCU”) Portfolios have been an attractive choice for a growing number of credit unions. TCU balances reached an all-time high in 2021 and rose 95% over the 12-months ended August 31, 2021. Balances in the Ultra-Short Duration Portfolio more than doubled while balances in the Short Duration Portfolio rose 77% during TCU’s fiscal year.

We believe that performance was a key factor of TCU’s growth. For the twelve-month period ended August 31, 2021, the cumulative total return of the TCU share class of the Ultra-Short Duration Portfolio was 0.44% versus a cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index, of 0.08%. Over the same period, the TCU share class of the Short Duration Portfolio was -0.13% versus a 0.17% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index. The Investment Adviser’s Discussion and Analysis in this report provides perspective from ALM First, the Portfolios’ investment adviser, on the positioning of the TCU Portfolios. Please refer to their discussion for more information.

With interest rates expected to remain near historic lows into 2022, credit unions will continue to evaluate their investment choices. TCU will maintain its focus on delivering value to its investors with no minimum balances and mutual fund liquidity. Our business partners, including ALM First, U.S. Bank, Callahan Financial Services and Eascorp, will be working together to ensure our investors receive outstanding service.

TCU is a unique operation, led by and for credit unions. The credit unions in the Callahan Credit Union Financial Services LLLP partnership continue to provide important support of and market perspective to TCU. The TCU Board of Trustees provide oversight and guidance for this collaboration. I want to thank them for their contributions, particularly Gary Oakland, who stepped down as a TCU Trustee this year after more than 20 years of service. We are excited to welcome Lisa Ginter and Mark McWatters as Trustees and will no doubt benefit from their perspectives.

Please visit our website, www.TrustCU.com, for the most current information on the Portfolios, including performance and portfolio holdings. We also regularly host webinars in which ALM First discusses the current market environment and provides an update on TCU portfolio performance and positioning. Please check the website for the next scheduled date.

Thank you, our credit union shareholders, for your interest in and support of TCU. If you have any questions or suggestions, please reach out to our team.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a One-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Three-Month U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the twelve-month period ended August 31, 2021 (the “Reporting Period”).

Q. How did the Portfolio perform during the Reporting Period?

For the Reporting Period, the cumulative total return of USDP TCU Shares was 0.44% versus a 0.08% cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index (the “Index”). The Portfolio’s NAV per share at the end of the Reporting Period was $9.43, versus $9.42 on August 31, 2020.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Over the past twelve months, spreads on high-credit quality fixed-income securities continued to tighten, but the Portfolio’s outperformance relative to the index was a result of the carry (yield) advantage provided by the underlying securities. The Portfolio’s allocation to floating-rate Agency Collateralized Mortgage Obligations (CMOs), Agency Commercial Mortgage-Backed Securities (CMBS), are repo were the key drivers of the Portfolio’s performance as these sectors provided marginal income relative to the Index.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As discussed above, the carry advantage provided by floating-rate CMOs and CMBS coupled with modest spread tightening that resulted from continued demand from investors flush with cash drove the Portfolio’s outperformance relative to the Index.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned relative to its benchmark index at the end of August 2021?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency Mortgage-Backed Securities, which the Index has no allocation to since the Index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

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PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

August 31, 2021*

August 31, 2020*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

August 31, 2021*

August 31, 2020*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a target duration that is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the twelve-month period ended August 31, 2021 (the “Reporting Period”).

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the Reporting Period was -0.13% for TCU shares, versus a 0.17% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index (the “Index”). The Portfolio’s net asset value per share closed the Reporting Period at $9.83, versus $9.91 on August 31, 2020.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The yield curve, as measured by the spread between the 10-year and 2-year parts of the Treasury curve, ended the Reporting Period 52 basis points steeper, with most of the move coming from an increase in the yield on the 10-year. The year-over-year change belies the steepening somewhat, as March of 2021 saw the spread between the 10-year and 2-year hit a 5-year high. While the Portfolio has an effective duration of roughly 2%, right on top of the Index, the Portfolio’s yield curve exposure is not the same as the 2-year note. The Portfolio has sensitivities to the long-end of the curve due to its allocation to fixed-rate Agency Mortgage-Backed Securities (MBS) and Agency Commercial Mortgage-Backed Securities (CMBS). The sharp increase in long-end rates hurt the performance of these types of assets relative to the Index which saw little movement in rates.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As mentioned above, the Portfolio’s exposure to changes in long-end rates through its allocation to agency CMBS and MBS were the catalysts of the negative return experienced over the Reporting Period. Both asset classes experienced spread tightening over the Reporting Period, but it was not enough to override the price declines driven by the steepening.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. As discussed above, the Portfolio’s exposure to the long-end of the curve led to underperformance relative to the Index.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned at the end of August 2021?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the Index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

August 31, 2021*

August 31, 2020*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

August 31, 2021*

August 31, 2020*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

PORTFOLIO COMPARISON
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

In accordance with the requirements of the Securities and Exchange Commission, the following data for the Ultra-Short Duration Portfolio is supplied for the period ended August 31, 2021. The Portfolio is compared to its benchmarks assuming the following initial investment:

	Initial
Portfolio	Investment	Compare to:
Ultra-Short Duration (“USDP”)	$10,000	ICE BofAML 3-Month U.S. Treasury Bill Index (“3-Month T-Bill”);
		ICE BofAML 6-Month U.S. Treasury Bill Index (“6-Month T-Bill”).

Ultra-Short Duration Portfolio’s(1) TCU Shares 10 Year Performance

	Average Annual Total Return(a)
	One Year	Five Year	Ten Year	Since Inception
TCU Shares	0.44%	1.24%	0.71%	2.58%(b)
Investor Shares	0.41%	1.21%	—	0.70%(c)
3-Month T-Bill (Performance since August 1, 1991)	0.08%	1.17%	0.63%	2.54%

(1)	The Portfolio changed its investment strategy effective December 31, 2018. Information for periods prior to December 31, 2018 does not reflect the current investment strategy.
(a)
ALM First began serving as investment adviser on April 16, 2017. Prior to that date, the Portfolio was advised by a different investment adviser. Performance of the Portfolio for periods prior to April 16, 2017 reflect management of the Portfolio by the previous investment adviser.

(b)	The Portfolio’s TCU Shares commenced operations on July 10, 1991.
(c)	The Portfolio’s Investor Shares commenced operations on November 30, 2012.

The ICE BofAML Three-Month U.S. Treasury Bill Index and the ICE BofAML Six-Month U.S. Treasury Bill Index do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Ultra-Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government, the National Credit Union Administration, or any other U.S. government agency, instrumentality or sponsored enterprise. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s shares. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The chart and table above assume reinvestment of dividends and distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio. Please call 1-800-342-5828 or 1-800-CFS-5678 for the most recent month-end returns.

PORTFOLIO COMPARISON
TCU SHORT DURATION PORTFOLIO (Unaudited)

In accordance with the requirements of the Securities and Exchange Commission, the following data for the Short Duration Portfolio is supplied for the period ended August 31, 2021. The Portfolio is compared to its benchmarks assuming the following initial investment:

	Initial
Portfolio	Investment	Compare to:
Short Duration (“SDP”)	$10,000	ICE BofAML 2-Year U.S. Treasury Note Index (“2-Year T-Note”);
		Bloomberg Barclays Mutual Fund Short (1-3 Year) Government
		Index (“1-3 Gov’t Index”).

Short Duration Portfolio’s TCU Shares 10 Year Performance

	Average Annual Total Return(a)
	One Year	Five Year	Ten Year	Since Inception
TCU Shares	-0.13%	1.85%	1.18%	3.22%(b)
Investor Shares	-0.06%	1.84%	—	1.20%(c)
2-Year T-Note (Performance since October 9, 1992)	0.17%	1.56%	1.06%	3.34%(d)

(a)
ALM First began serving as investment adviser on April 16, 2017. Prior to that date, the Portfolio was advised by a different investment adviser. Performance of the Portfolio for periods prior to April 16, 2017 reflect management of the Portfolio by the previous investment adviser.

(b)	The Portfolio’s TCU Shares commenced operations on October 9, 1992.
(c)	The Portfolio’s Investor Shares commenced operations on November 30, 2012.
(d)	The Portfolio’s primary benchmark is the 2-Year T-Note.

The Bloomberg Barclays Mutual Fund Short (1-3 Year) Government Index and the ICE BofAML Two-Year U.S. Treasury Note Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government, the National Credit Union Administration, or any other U.S. government agency, instrumentality or sponsored enterprise. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s shares. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The chart and table above assume reinvestment of dividends and distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio. Please call 1-800-342-5828 or 1-800-CFS-5678 for the most recent month-end returns.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – August 31, 2021

Par Value		Value

BANK NOTES – 1.79%
	Financials – 1.79%
$5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	0.932%, 05/26/22 (a)	$5,028,100
3,975,000	3 Month LIBOR USD + 0.950%
	1.096%, 03/29/23 (a)	4,019,495
3,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	0.735%, 05/18/22 (a)	3,012,358
13,965,000	PNC Bank NA,
	3 Month LIBOR USD + 0.325%
	0.453%, 02/24/23 (a)	13,980,465
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.776%, 03/09/23 (a)	5,035,164
10,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.571%, 05/23/22 (a)	10,026,778
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.648%, 10/22/21 (a)	5,002,274
13,829,000	3 Month LIBOR USD + 0.660%
	0.783%, 09/09/22 (a)	13,840,154
	Total Bank Notes	59,944,788
	(Cost $59,681,823)

ASSET BACKED SECURITIES* – 0.01%
	Federal National Mortgage
	Association REMIC – 0.01%
41,699	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.140%
	0.224%, 02/25/32 (a)	41,322
61,487	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.130%
	0.214%, 06/25/32 (a)	59,737
353,075	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.220%
	0.304%, 07/25/32 (a)	345,658
	Total Asset Backed Securities	446,717
	(Cost $456,260)

COLLATERALIZED MORTGAGE OBLIGATIONS – 30.93%
	Federal Home Loan Mortgage
	Corporation REMIC – 2.81%
852	Series 1222, Class P
	H15T10Y -0.400%
	0.820%, 03/15/22 (a)(b)	850
2,729	Series 1250, Class J
	7.000%, 05/15/22 (b)	2,773
1,930	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.496%, 12/15/22 (a)(c)	1,941
347,379	Series 2977, Class M
	5.000%, 05/15/25 (b)	363,355
1,135,268	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.546%, 08/15/32 (a)(d)	1,149,887
1,176,628	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.446%, 10/15/33 (a)(b)(d)	1,183,383
827,947	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.496%, 08/15/36 (a)	834,756
67,058	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.446%, 10/15/36 (a)	67,568
41,710	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.496%, 12/15/36 (a)	42,118
663,797	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.596%, 06/15/39 (a)(d)	671,358
190,325	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	0.946%, 06/15/39 (a)	194,866
10,743,122	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.596%, 04/15/40 (a)(d)	10,866,274
267,158	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.466%, 03/15/41 (a)	269,470
38,396	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.496%, 05/15/41 (a)	38,794
52,811	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	52,988
6,673,922	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.596%, 12/15/44 (a)(d)	6,747,921
2,112,739	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.596%, 04/15/46 (a)	2,133,619
2,461,446	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.446%, 06/15/47 (a)	2,468,846
3,312,440	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.396%, 08/15/47 (a)(b)	3,314,011
3,031,620	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.446%, 12/15/47 (a)	3,035,465
5,993,511	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.396%, 06/15/48 (a)	5,984,667

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Federal Home Loan Mortgage
	Corporation REMIC – (continued)
$6,394,390	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.584%, 09/25/48 (a)(d)	$6,450,014
3,719,554	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.546%, 04/15/49 (a)(b)	3,741,059
7,609,211	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.484%, 07/25/49 (a)	7,651,768
4,428,919	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.534%, 09/25/49 (a)	4,458,191
6,118,678	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.534%, 12/25/49 (a)	6,164,264
4,776,743	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.534%, 06/25/50 (a)(b)	4,810,541
8,289,354	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.484%, 06/25/50 (a)	8,320,414
5,267,698	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.484%, 06/25/50 (a)	5,293,409
7,635,339	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.646%, 02/15/54 (a)(d)	7,734,471
		94,049,041

	Federal National Mortgage
	Association REMIC – 3.10%
10,287	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.084%, 08/25/22 (a)	10,286
17,672	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.234%, 02/25/23 (a)(e)	17,807
13,374	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.440%, 03/25/28 (a)	13,318
88,266	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	107,109
80,680	Series 2000-32, Class Z
	7.500%, 10/18/30	95,752
115,863	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.484%, 06/25/36 (a)	116,884
165,938	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.484%, 08/25/36 (a)(b)	167,387
151,627	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.484%, 08/25/36 (a)(b)	152,963
359,770	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.464%, 11/25/36 (a)	362,917
150,785	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.534%, 08/25/37 (a)	152,555
144,599	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.654%, 09/25/37 (a)	146,991
152,637	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.654%, 09/25/37 (a)	155,201
314,686	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.624%, 09/25/37 (a)	318,991
201,123	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.684%, 10/25/37 (a)	204,527
18,847	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.184%, 10/25/39 (a)	19,431
342,671	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.514%, 11/25/40 (a)(b)	345,855
918,755	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.484%, 04/25/41 (a)(b)	914,460
340,985	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.534%, 07/25/41 (a)	346,720
360,128	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	382,717
2,340,646	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.634%, 09/25/43 (a)	2,368,697
882,904	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.604%, 12/25/43 (a)	890,645
1,375,202	Series 2015-30, Class AB
	3.000%, 05/25/45	1,460,758
3,323,394	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.484%, 09/25/46 (a)	3,357,227
8,525,812	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.584%, 11/25/46 (a)	8,631,701
2,476,179	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.484%, 05/25/47 (a)	2,487,333
3,041,146	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.434%, 01/25/48 (a)	3,055,719

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$1,060,484	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.924%, 04/25/48 (a)(d)	$1,087,467
5,752,693	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.534%, 06/25/49 (a)(b)	5,828,568
5,660,637	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.554%, 07/25/49 (a)	5,707,236
1,534,045	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.534%, 07/25/49 (a)	1,546,733
6,265,464	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.534%, 09/25/49 (a)(b)	6,313,287
5,291,295	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.584%, 11/25/49 (a)(b)	5,322,850
4,177,797	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.534%, 03/25/50 (a)(b)	4,204,303
8,371,008	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.584%, 05/25/50 (a)(b)	8,447,424
8,646,350	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.534%, 06/25/50 (a)	8,687,873
18,089,834	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.534%, 06/25/50 (a)	18,334,376
4,045,423	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.484%, 12/25/57 (a)	4,071,230
7,716,266	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.434%, 10/25/58 (a)	7,763,317
		103,598,615

	Government National
	Mortgage Association – 25.02%
4,881,399	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	0.450%, 04/20/44 (a)	4,869,582
1,445,715	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	0.588%, 11/20/66 (a)	1,437,813
1,946,940	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	0.644%, 12/20/66 (a)	1,942,507
3,128,643	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.623%, 03/20/67 (a)	3,150,602
2,644,186	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.603%, 03/20/67 (a)	2,656,179
6,732,161	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.603%, 05/20/67 (a)	6,770,775
1,426,855	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	0.295%, 08/20/67 (a)	1,410,398
7,997,925	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	0.484%, 01/20/68 (a)	7,925,495
3,477,793	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.503%, 01/20/68 (a)	3,487,458
7,107,011	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.327%, 06/20/68 (a)	7,030,090
6,473,013	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	0.599%, 08/20/68 (a)	6,404,760
1,205,760	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	0.533%, 10/20/68 (a)	1,191,416
1,583,582	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	0.633%, 10/20/68 (a)	1,571,337
3,465,533	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.653%, 03/20/69 (a)	3,509,753
10,891,640	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.543%, 05/20/69 (a)	10,904,828
6,011,792	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.603%, 05/20/69 (a)	6,052,776
3,250,403	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.733%, 05/20/69 (a)	3,305,772
6,389,929	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.753%, 06/20/69 (a)	6,483,919
3,494,067	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.733%, 09/20/69 (a)	3,555,391
4,206,174	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.853%, 10/20/69 (a)	4,297,548
4,290,252	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.803%, 10/20/69 (a)	4,382,888

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Government National
	Mortgage Association – (continued)
$7,891,005	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.753%, 11/20/69 (a)	$8,037,606
11,393,593	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.853%, 02/20/70 (a)	11,669,804
16,352,579	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.703%, 02/20/70 (a)	16,620,231
7,591,185	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.698%, 03/20/70 (a)	7,716,449
44,550,786	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.430%, 04/20/70 (a)	44,648,036
13,999,790	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.888%, 05/20/70 (a)	14,403,476
13,035,419	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.638%, 06/20/70 (a)	13,216,381
5,266,936	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.588%, 07/20/70 (a)	5,297,600
16,725,730	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.618%, 07/20/70 (a)	16,931,030
18,458,157	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.138%, 09/20/70 (a)	19,299,151
28,858,142	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.538%, 09/20/70 (a)	29,093,449
11,646,691	Series 2020-H22, Class HF
	2.276%, 10/20/70 (a)	12,578,162
13,689,706	Series 2021-H01, Class F
	1 Month LIBOR USD + 0.400%
	0.488%, 11/20/70 (a)	13,751,594
24,747,006	Series 2021-H11, Class FA
	30-day Average SOFR + 1.500%
	1.550%, 12/20/70 (a)	26,569,240
24,697,793	Series 2021-H04, Class FD
	30-day Average SOFR + 1.150%
	1.200%, 12/20/70 (a)	26,036,394
14,886,981	Series 2021-H03, Class JF
	30-day Average SOFR + 1.250%
	1.300%, 01/20/71 (a)	15,810,023
16,486,021	Series 2021-H04, Class FA
	30-day Average SOFR + 1.250%
	1.300%, 02/20/71 (a)	17,490,262
15,561,088	Series 2021-H04, Class BF
	30-day Average SOFR + 0.600%
	0.650%, 02/20/71 (a)	15,868,238
19,844,243	Series 2021-H04, Class FB
	30-day Average SOFR + 1.200%
	1.250%, 02/20/71 (a)	$21,019,706
21,464,755	Series 2021-H03, Class FJ
	30-day Average SOFR + 1.150%
	1.200%, 02/20/71 (a)	22,522,929
25,581,499	Series 2021-H04, Class FC
	30-day Average SOFR + 1.150%
	1.200%, 02/20/71 (a)	26,967,507
18,388,416	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.600%, 02/20/71 (a)	18,658,645
23,565,659	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.800%, 03/20/71 (a)	24,182,422
25,008,202	Series 2021-H06, Class LF
	30-day Average SOFR + 1.500%
	1.550%, 03/20/71 (a)	26,991,182
34,846,525	Series 2021-H05, Class FJ
	30-day Average SOFR + 0.750%
	0.800%, 03/20/71 (a)	35,624,819
28,329,023	Series 2021-H05, Class FK
	30-day Average SOFR + 0.730%
	0.780%, 03/20/71 (a)	29,117,284
28,813,219	Series 2021-H09, Class GF
	30-day Average SOFR + 1.500%
	1.550%, 04/20/71 (a)	30,630,492
25,012,945	Series 2021-H06, Class PF
	30-day Average SOFR + 1.500%
	1.550%, 04/20/71 (a)	27,020,626
23,135,893	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.950%, 04/20/71 (a)	23,962,171
27,733,155	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	1.000%, 04/20/71 (a)	28,521,630
28,248,633	Series 2021-H08, Class FP
	30-day Average SOFR + 1.500%
	1.550%, 04/20/71 (a)	29,987,054
28,040,689	Series 2021-H08, Class NF
	30-day Average SOFR + 1.500%
	1.550%, 04/20/71 (a)	30,266,618
24,870,696	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.550%, 06/20/71 (a)	26,906,850
25,016,257	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.550%, 07/20/71 (a)	27,087,353
		836,845,701
	Total Collateralized
	Mortgage Obligations	1,034,493,357
	(Cost $1,031,998,652)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value

MORTGAGE-BACKED OBLIGATIONS – 8.30%
	Federal Home Loan
	Mortgage Corporation – 0.01%
$5,684	6 Month LIBOR USD + 1.625%
	1.875%, 11/01/22 (a)	$5,732
1,706	6 Month LIBOR USD + 1.095%
	1.314%, 11/01/22 (a)	1,711
7,138	6 Month LIBOR USD + 2.233%
	2.482%, 10/01/24 (a)	7,178
176,378	H15T3Y+2.540%
	3.303%, 08/01/28 (a)	177,423
34,990	H15T1Y+1.920%
	3.045%, 05/01/31 (a)	35,416
		227,460
	Federal Home Loan Mortgage
	Corporation Gold – 0.00%
864	3.500%, 10/01/22	922
157	4.500%, 07/01/23	164
		1,086
	Federal National Mortgage
	Association – 7.98%
48,869	5.000%, 03/01/27	50,912
15,313	COFI + 1.250%
	2.215%, 07/01/27 (a)	15,411
38,642	COFI + 1.500%
	4.684%, 01/01/29 (a)	39,570
6,101	COFI + 1.500%
	4.668%, 02/01/29 (a)	6,251
5,000,000	1 Month LIBOR USD + 0.520%
	0.611%, 05/01/29 (a)	4,997,658
5,000,000	1 Month LIBOR USD + 0.580%
	0.671%, 06/01/29 (a)	4,997,878
16,703	COFI + 1.841%
	2.147%, 08/01/29 (a)	16,711
20,000,000	1 Month LIBOR USD + 0.600%
	0.691%, 06/01/30 (a)	19,991,864
20,000,000	1 Month LIBOR USD + 0.590%
	0.681%, 07/01/30 (a)	19,991,579
31,131,000	30-day Average SOFR + 0.390%
	0.440%, 12/01/30 (a)	31,130,159
27,375,000	30-day Average SOFR + 0.420%
	0.470%, 01/01/31 (a)	27,376,092
23,790,000	30-day Average SOFR + 0.370%
	0.420%, 01/01/31 (a)	23,788,250
16,500,000	30-day Average SOFR + 0.380%
	0.430%, 01/01/31 (a)	16,499,243
34,270,000	30-day Average SOFR + 0.390%
	0.440%, 01/01/31 (a)	34,269,224
27,350,000	30-day Average SOFR + 0.420%
	0.470%, 01/01/31 (a)	27,351,253
30,870,000	30-day Average SOFR + 0.350%
	0.400%, 01/01/31 (a)	30,866,520
20,100,000	30-day Average SOFR + 0.250%
	0.300%, 04/01/31 (a)	20,092,481
40,848	12 Month LIBOR USD + 1.755%
	2.005%, 07/01/32 (a)	41,021
7,772	6.000%, 08/01/32	8,745
158,340	H15T1Y+2.625%
	2.700%, 09/01/32 (a)	158,300
15,165	12 Month LIBOR USD + 1.225%
	1.725%, 01/01/33 (a)	15,283
15,907	H15T1Y+2.234%
	2.344%, 06/01/33 (a)	16,903
254,846	COFI + 1.250%
	4.596%, 08/01/33 (a)	285,934
1,084	6.000%, 11/01/33	1,265
124,089	H15T1Y+2.042%
	2.167%, 04/01/34 (a)	132,263
372,294	COFI + 1.250%
	1.556%, 08/01/34 (a)	368,597
27,040	6.000%, 09/01/34	30,530
126,822	12 Month LIBOR USD + 1.714%
	2.009%, 07/01/37 (a)	132,834
93,551	6.500%, 11/01/37	99,893
21,820	6.000%, 06/01/38	24,726
17,936	6.000%, 09/01/38	20,240
8,858	6.000%, 09/01/38	10,350
5,972	6.000%, 11/01/38	6,708
1,579	6.000%, 10/01/39	1,772
1,603,435	12 Month LIBOR USD + 1.702%
	2.073%, 07/01/40 (a)	1,688,562
1,724,229	12 Month LIBOR USD + 1.755%
	2.098%, 02/01/42 (a)	1,818,493
303,653	12 Month LIBOR USD + 1.743%
	2.044%, 05/01/42 (a)	319,819
311,383	COFI + 1.250%
	1.556%, 08/01/44 (a)	308,070
		266,971,364
	Government National
	Mortgage Association – 0.31%
7,397	7.000%, 04/15/26	7,931
73,921	H15T1Y+2.000%
	2.375%, 04/20/34 (a)	74,357
281,753	H15T1Y+1.500%
	1.875%, 06/20/34 (a)	293,494
418,834	H15T1Y+1.500%
	2.250%, 08/20/34 (a)	436,221
19,221	H15T1Y+1.500%
	1.875%, 05/20/42 (a)	20,028
16,586	H15T1Y+1.500%
	1.875%, 06/20/42 (a)	17,277
91,715	H15T1Y+1.500%
	2.250%, 07/20/42 (a)	95,412
9,728	H15T1Y+1.500%
	2.125%, 10/20/42 (a)	10,121
17,985	H15T1Y+1.500%
	2.125%, 12/20/42 (a)	18,702

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Government National
	Mortgage Association – (continued)
$1,736,813	12 Month LIBOR USD + 1.720%
	2.076%, 11/20/68 (a)	$1,829,171
3,680,729	12 Month LIBOR USD + 1.839%
	2.166%, 06/20/69 (a)	3,906,646
3,400,431	12 Month LIBOR USD + 1.516%
	1.899%, 09/20/69 (a)	3,547,978
		10,257,338
	Total Mortgage-Backed Obligations	277,457,248
	(Cost $277,398,192)

AGENCY DEBENTURES – 0.05%
	Other Agency Debentures – 0.05%
1,750,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	0.428%, 11/01/24 (a)(f)(g)	1,750,000
	Total Agency Debentures	1,750,000
	(Cost $1,750,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 30.59%
	FHLMC, Multifamily Structured
	Pass Through Certificates
801,977	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.451%, 02/25/24 (a)(d)	804,073
260,038	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.481%, 07/25/24 (a)(d)	259,607
8,000,000	Series K-047, Class A2
	3.329%, 05/25/25 (a)(c)(d)	8,715,327
3,305,813	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.431%, 06/25/25 (a)(d)	3,313,027
8,865,311	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.601%, 11/25/25 (a)(d)	8,911,588
4,493,123	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.571%, 04/25/26 (a)(d)	4,516,294
7,872,583	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	0.791%, 02/25/27 (a)(d)	7,950,079
485,157	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.461%, 03/25/27 (a)(d)	485,633
8,069,000	Series K-F81, Class AL
	1 Month LIBOR USD + 0.360%
	0.451%, 06/25/27 (a)(d)	8,120,765
3,137,945	Series K-F81, Class AS
	30-day Average SOFR + 0.400%
	0.450%, 06/25/27 (a)(d)	3,148,022
1,253,215	Series K-F86, Class AS
	30-day Average SOFR + 0.320%
	0.370%, 08/25/27 (a)(d)	1,256,013
45,000,000	Series K-F107, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 03/25/28 (a)(c)(d)	45,053,987
3,055,059	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.491%, 07/25/28 (a)(d)	3,070,581
2,966,457	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.511%, 09/25/28 (a)(d)	2,993,661
2,448,460	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.651%, 11/25/28 (a)(d)	2,475,182
9,586,237	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.611%, 07/25/29 (a)(d)	9,669,614
4,772,616	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.611%, 07/25/29 (a)(d)	4,806,409
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.741%, 08/25/29 (a)(d)	10,014,844
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.751%, 09/25/29 (a)(d)	5,067,546
19,255,616	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.691%, 11/25/29 (a)(c)(d)	19,415,382
15,000,000	Series K-L06, Class AFL
	1 Month LIBOR USD + 0.370%
	0.461%, 12/25/29 (a)(d)	15,117,705
9,953,494	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.601%, 12/25/29 (a)(d)	10,077,310
4,479,072	Series K-F75, Class AS
	SOFR + 0.550%
	0.600%, 12/25/29 (a)(d)	4,518,761
19,831,836	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.691%, 01/25/30 (a)(d)	19,985,878
19,831,836	Series K-F76, Class AS
	SOFR + 0.610%
	0.660%, 01/25/30 (a)(d)	19,928,575
19,755,632	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	0.891%, 03/25/30 (a)(d)	19,973,562
25,000,000	Series K-S14, Class AS
	30-day Average SOFR + 0.370%
	0.420%, 04/25/30 (a)(d)	25,077,942
29,182,457	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.630%, 05/25/30 (a)(d)	29,374,145
13,861,667	Series K-F79, Class AL
	1 Month LIBOR USD + 0.470%
	0.561%, 05/25/30 (a)(d)	13,983,611

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$15,912,790	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.461%, 06/25/30 (a)(d)	$15,964,852
12,055,144	Series K-F82, Class AS
	30-day Average SOFR + 0.420%
	0.470%, 06/25/30 (a)(d)	12,095,742
25,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.451%, 06/25/30 (a)(d)	25,081,727
20,306,200	Series K-F84, Class AL
	1 Month LIBOR USD + 0.300%
	0.391%, 07/25/30 (a)(d)	20,356,726
30,000,000	Series K-F87, Class AL
	1 Month LIBOR USD + 0.350%
	0.441%, 08/25/30 (a)	30,073,452
28,783,149	Series K-F88, Class AL
	1 Month LIBOR USD + 0.330%
	0.421%, 09/25/30 (a)(d)	28,856,186
22,140,884	Series K-F88, Class AS
	30-day Average SOFR + 0.350%
	0.400%, 09/25/30 (a)(d)	22,216,252
48,158,994	Series K-F89, Class AS
	30-day Average SOFR + 0.370%
	0.420%, 09/25/30 (a)(d)	48,321,911
41,398,628	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.430%, 09/25/30 (a)(d)	41,654,322
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.421%, 10/25/30 (a)(d)	22,557,557
21,993,707	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.430%, 10/25/30 (a)(d)	22,070,891
30,000,000	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.391%, 11/25/30 (a)(d)	30,048,120
36,500,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 12/25/30 (a)(d)	36,531,934
47,500,000	Series K-F104, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 01/25/31 (a)(d)	47,565,878
50,000,000	Series K-F106, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 01/25/31 (a)(d)	50,069,505
50,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.290%, 01/25/31 (a)(d)	50,044,850
50,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 02/25/31 (a)(d)	50,069,210
65,000,000	Series K-F108, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 02/25/31 (a)(d)	65,057,811
23,800,000	Series K-F110, Class AS
	30-day Average SOFR + 0.240%
	0.290%, 03/25/31 (a)(d)	23,821,222
47,500,000	Series K-F109, Class AS
	30-day Average SOFR + 0.240%
	0.290%, 03/25/31 (a)(d)	47,542,807
25,000,000	Series K-F117, Class AS
	30-day Average SOFR + 0.240%
	0.290%, 06/25/31 (a)(d)	25,027,515
	Total U.S. Government-Backed
	Obligations	1,023,113,593
	(Cost $1,019,949,976)

REPURCHASE AGREEMENTS – 28.33%
75,000,000	RBC Capital Markets, 0.320%,
	Dated 08/31/2021, matures 10/05/2021,
	repurchase price $75,023,333 (collateralized
	by $67,485,000 par amount of Domestic
	Municipal Securities of 2.888% to 5.000%
	due 03/01/30 to 09/01/50,
	total market value $78,442,519)	75,000,000
51,527,000	Amherst Pierpoint Securities, 0.488%,
	Dated 08/23/2021, matures 09/07/2021,
	repurchase price $51,537,475 (collateralized
	by $51,156,494 par amount of GNMA
	securities of 2.000% to 2.500%, due 09/20/51,
	total market value $52,788,515)	51,527,000
97,502,000	Amherst Pierpoint Securities, 0.485%,
	Dated 08/31/2021, matures 09/09/2021,
	repurchase price $97,513,813 (collateralized
	by $97,071,976 par amount of GNMA
	securities of 2.000% to 2.500%, due 09/20/51,
	total market value $99,490,432)	97,502,000
183,717,000	Amherst Pierpoint Securities, 0.487%,
	Dated 08/19/2021, matures 09/17/2021,
	repurchase price $183,788,999 (collateralized
	by $183,426,145 par amount of GNMA
	securities of 1.500% to 3.000%, due 09/20/51,
	total market value $187,706,354)	183,717,000
100,366,000	Amherst Pierpoint Securities, 0.487%,
	Dated 08/19/2021, matures 09/20/2021,
	repurchase price $100,409,402 (collateralized
	by $98,555,345 par amount of GNMA
	securities of 2.500% to 3.500%, due 09/20/51,
	total market value $102,678,752)	100,366,000

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value

REPURCHASE AGREEMENTS – (continued)
$142,060,000	Amherst Pierpoint Securities, 0.488%,
	Dated 08/20/2021, matures 09/21/2021,
	repurchase price $142,121,670 (collateralized
	by $139,559,477 par amount of GNMA
	securities of 2.000% to 4.000%,
	due 09/20/36 to 09/20/51,
	total market value $144,737,692)	$142,060,000
227,660,000	INTL FCStone Financial, Inc., 0.150%,
	Dated 08/31/2021, matures 09/01/2021,
	repurchase price $227,660,949 (collateralized
	by $456,426,733 par amount of Government
	Agencies, GNMA, FNMA, and FHLMC
	securities of 0.400% to 8.500%
	due 11/01/21 to 07/20/71,
	total market value $231,746,938)	227,660,000
70,000,000	Amherst Pierpoint Securities, 0.450%,
	Dated 08/06/2021, matures 11/04/2021,
	repurchase price $70,078,750 (collateralized
	by $105,368,418 par amount of United States
	Treasury Bills, GNMA, FNMA, and FHLMC
	securities of 0.125% to 6.500%,
	due 07/31/23 to 07/20/71,
	total market value $71,176,277)	70,000,000
	Total Repurchase Agreements	947,832,000
	(Cost $947,832,000)

	Total Investments – 100.00%	3,345,037,703
	(Cost $3,339,066,903)

	Net Other Assets
	and Liabilities – 0.00%	112,737
	Net Assets – 100.00%	$3,345,150,440

*	See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at August 31, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Structured collateral.
(e)	The security has Support collateral.
(f)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of August 31, 2021, this security amounted to $1,750,000 or 0.05% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g)	Illiquid security. The total market value of this security was $1,750,000, representing 0.05% of net assets.

Explanation of Abbreviations and Acronyms:
COFI	11th District Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate
H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – August 31, 2021

Par Value		Value

BANK NOTES – 5.74%
	Financials – 5.74%
$4,000,000	BBVA USA,
	2.500%, 08/27/24	$4,211,692
19,430,000	Capital One Bank USA NA,
	SOFR + 0.616%
	2.014%, 01/27/23 (a)	19,559,489
5,421,000	Citibank NA,
	3.650%, 01/23/24	5,811,232
20,000,000	Discover Bank,
	2.450%, 09/12/24	20,894,317
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,500,000
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	0.786%, 02/01/22 (a)	2,005,435
4,900,000	1.250%, 03/10/23	4,970,173
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,013,415
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,837,489
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.571%, 05/23/22 (a)	5,013,389
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.648%, 10/22/21 (a)	5,002,274
5,000,000	3.550%, 08/14/23	5,301,161
	Total Bank Notes	86,120,066
	(Cost $85,851,018)

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.87%
	Federal Home Loan Mortgage
	Corporation REMIC – 0.84%
4,503	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.496%, 12/15/22 (a)(b)	4,528
77,942	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	81,344
77,170	Series 1980, Class Z
	7.000%, 07/15/27 (b)	87,315
976,175	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.446%, 10/15/33 (a)(c)(d)	981,780
784,108	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.096%, 08/15/35 (a)	807,091
1,246,908	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.496%, 08/15/36 (a)	1,257,163
418,961	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.496%, 08/15/36 (a)	422,407
291,675	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.646%, 09/15/37 (a)	296,576
1,031,829	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.696%, 09/15/37 (a)	1,049,474
416,617	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.596%, 06/15/39 (a)(c)	421,362
167,629	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.466%, 03/15/41 (a)	169,079
42,081	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	42,222
910,047	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.446%, 11/15/43 (a)	916,870
1,334,784	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.596%, 12/15/44 (a)(c)	1,349,584
1,104,359	Series 4784, Class PK
	3.500%, 06/15/45 (d)	1,124,199
3,071,057	Series 4968, Class NP
	6.500%, 04/25/50 (d)	3,570,739
		12,581,733

	Federal National Mortgage
	Association REMIC – 2.38%
16	Series G92-44, Class Z
	8.000%, 07/25/22	16
2,125,843	Series 2013-57, Class DK
	3.500%, 06/25/33	2,312,717
167,696	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.484%, 06/25/36 (a)	169,175
196,335	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.484%, 08/25/36 (a)(d)	198,050
113,089	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.534%, 08/25/37 (a)	114,417
135,420	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.514%, 11/25/40 (a)(d)	136,678
300,795	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.484%, 04/25/41 (a)(d)	299,389
295,260	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	308,181
288,857	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	306,975

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$773,732	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.584%, 07/25/42 (a)	$782,249
2,067,556	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.684%, 10/25/43 (a)	2,104,408
3,149,471	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.684%, 10/25/43 (a)	3,205,408
3,585,151	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.484%, 09/25/46 (a)	3,621,649
3,942,704	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.584%, 11/25/46 (a)	3,991,672
2,476,179	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.484%, 05/25/47 (a)	2,487,333
2,540,053	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.434%, 01/25/48 (a)	2,552,224
823,264	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.924%, 04/25/48 (a)(c)	844,210
8,060,162	Series 2020-18, Class KD
	6.500%, 03/25/50	9,415,592
2,956,512	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.434%, 10/25/58 (a)	2,974,540
		35,824,883
	Government National
	Mortgage Association – 10.65%
12,253,698	Series 2020-176, Class MT
	5.000%, 11/20/50	14,072,030
2,644,186	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.603%, 03/20/67 (a)	2,656,179
3,128,643	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.623%, 03/20/67 (a)	3,150,602
3,477,793	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.503%, 01/20/68 (a)	3,487,458
6,119,412	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	0.431%, 06/20/68 (a)	6,060,948
7,107,011	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.327%, 06/20/68 (a)	7,030,090
6,389,929	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.753%, 06/20/69 (a)	6,483,919

22,275,393	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.430%, 04/20/70 (a)	22,324,018
4,666,375	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	0.728%, 05/20/70 (a)	4,756,421
12,508,611	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.600%, 02/20/71 (a)	12,692,433
11,891,748	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.800%, 03/20/71 (a)	12,202,980
23,110,962	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	1.000%, 04/20/71 (a)	23,768,025
12,513,038	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.950%, 04/20/71 (a)	12,959,930
19,798,948	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.550%, 06/20/71 (a)	21,419,880
6,324,356	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.550%, 07/20/71 (a)	6,847,949
		159,912,862
	Total Collateralized
	Mortgage Obligations	208,319,478
	(Cost $207,343,164)

MORTGAGE-BACKED OBLIGATIONS – 26.63%
	Federal Home Loan
	Mortgage Corporation – 2.09%
63,635	12 Month LIBOR USD + 1.840%
	2.222%, 11/01/34 (a)	64,412
1,928,554	3.000%, 11/01/34	2,036,923
119,698	H15T1Y + 2.250%
	2.355%, 08/01/35 (a)	127,604
150,454	12 Month LIBOR USD + 1.769%
	2.122%, 05/01/36 (a)	156,941
24,591,485	2.000%, 07/01/36	25,467,848
97,864	12 Month LIBOR USD + 1.890%
	2.265%, 03/01/42 (a)	103,545
3,197,593	3.000%, 02/01/47	3,426,382
		31,383,655
	Federal Home Loan Mortgage
	Corporation Gold – 1.00%
715	3.500%, 10/01/22	763
4,381,727	2.000%, 12/01/31	4,551,708
48,254	5.000%, 08/01/35	55,033
8,137	5.000%, 12/01/35	9,273
1,926,042	3.000%, 01/01/37	2,031,578
2,089,582	3.000%, 02/01/37	2,206,232

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 202

Par Value		Value
	Federal Home Loan Mortgage
	Corporation Gold – (continued)
$2,669,726	3.500%, 02/01/37	$2,874,983
67,139	5.000%, 03/01/37	76,577
2,386,624	3.500%, 03/01/37	2,569,814
146,820	5.000%, 05/01/37	167,468
129,547	5.000%, 02/01/38	148,305
42,486	5.000%, 03/01/38	48,619
33,698	5.000%, 09/01/38	38,552
116,401	5.000%, 12/01/38	132,948
77,314	5.000%, 01/01/39	88,439
		15,000,292
	Federal National
	Mortgage Association – 12.31%
4,440,717	2.545%, 08/01/22 (a)	4,483,212
20,000,000	3.100%, 01/01/26	21,790,063
10,498,160	2.435%, 08/01/26	11,145,062
39,095	5.000%, 03/01/27	40,730
27,591	7.000%, 08/01/28	27,683
21,834	7.000%, 08/01/28	21,907
40,903	7.000%, 11/01/28	43,520
5,233,000	1 Month LIBOR USD + 0.520%
	0.611%, 05/01/29 (a)	5,230,549
10,000,000	1 Month LIBOR USD + 0.590%
	0.681%, 07/01/30 (a)	9,995,789
25,000,000	30-day Average SOFR + 0.420%
	0.470%, 01/01/31 (a)	25,001,145
25,000,000	30-day Average SOFR + 0.420%
	0.470%, 01/01/31 (a)	25,000,997
8,622	7.000%, 02/01/32	9,592
64,957	2.500%, 02/01/32	68,203
24,980	H15T1Y+2.235%
	2.360%, 05/01/32 (a)	24,913
66,757	7.000%, 05/01/32	73,777
162,606	H15T1Y+2.625%
	2.700%, 09/01/32 (a)	162,565
4,333,094	4.000%, 04/01/33	4,640,995
203,306	H15T1Y+2.215%
	2.229%, 07/01/33 (a)	217,191
131,003	12 Month LIBOR USD + 1.537%
	2.037%, 11/01/33 (a)	131,409
170,925	H15T1Y+2.215%
	2.340%, 12/01/33 (a)	171,721
1,374,160	4.500%, 01/01/34	1,480,597
677,765	4.500%, 01/01/34	730,084
176,924	12 Month LIBOR USD + 1.543%
	1.793%, 04/01/34 (a)	178,534
69,231	H15T1Y+2.185%
	2.256%, 08/01/34 (a)	69,986
601	6.000%, 09/01/34	700
78,794	12 Month LIBOR USD + 1.664%
	2.164%, 10/01/34 (a)	82,973
4,126,558	3.000%, 01/01/35	4,348,927
4,073,173	3.500%, 01/01/35	4,346,871
23,938	12 Month LIBOR USD + 1.668%
	2.043%, 03/01/35 (a)	24,004
3,322,130	2.500%, 03/01/35	3,484,992
48,635	12 Month LIBOR USD + 1.720%
	2.095%, 04/01/35 (a)	48,579
2,470,884	3.000%, 04/01/35	2,602,166
135,482	H15T1Y+2.313%
	2.438%, 05/01/35 (a)	144,517
103,357	12 Month LIBOR USD + 1.413%
	1.775%, 05/01/35 (a)	107,394
1,909,709	4.000%, 06/01/35	2,075,724
56,381	6 Month LIBOR USD + 1.412%
	1.662%, 06/01/35 (a)	56,628
183,478	12 Month LIBOR USD + 1.750%
	2.000%, 08/01/35 (a)	193,787
68,254	6 Month LIBOR USD + 1.498%
	1.748%, 08/01/35 (a)	69,055
98,154	12 Month LIBOR USD + 2.435%
	2.856%, 09/01/35 (a)	100,691
131,246	H15T1Y+2.085%
	2.286%, 10/01/35 (a)	132,070
301,933	12 Month LIBOR USD + 1.557%
	1.945%, 11/01/35 (a)	304,904
17,075,590	3.000%, 01/01/36	18,017,724
102,947	12 Month LIBOR USD + 1.737%
	2.112%, 03/01/36 (a)	103,711
205,966	12 Month US Treasury Average + 2.528%
	2.585%, 04/01/36 (a)	220,088
24,604,861	2.000%, 07/01/36	25,481,701
1,461,115	4.500%, 12/01/38	1,587,954
4,433,759	4.000%, 09/01/39	4,775,069
36,185	5.000%, 10/01/39	41,090
390,411	12 Month LIBOR USD + 1.743%
	2.044%, 05/01/42 (a)	411,196
173,682	12 Month LIBOR USD + 1.700%
	1.950%, 06/01/42 (a)	182,581
148,964	12 Month LIBOR USD + 1.685%
	2.185%, 10/01/42 (a)	153,970
361,082	12 Month LIBOR USD + 1.580%
	1.867%, 12/01/44 (a)	375,845
1,191,664	12 Month LIBOR USD + 1.610%
	3.145%, 04/01/47 (a)	1,251,340
978,003	12 Month LIBOR USD + 1.608%
	3.131%, 09/01/47 (a)	1,025,107
1,057,027	3.500%, 04/01/49	1,117,685
1,247,587	4.000%, 05/01/49	1,335,337
		184,944,604
	Government National
	Mortgage Association – 0.25%
21,167	H15T1Y+1.500%
	1.875%, 05/20/42 (a)	22,056
18,873	H15T1Y+1.500%
	1.875%, 06/20/42 (a)	19,660
101,577	H15T1Y+1.500%
	2.250%, 07/20/42 (a)	105,672

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value
	Government National
	Mortgage Association – (continued)
$11,070	H15T1Y+1.500%
	2.125%, 10/20/42 (a)	$11,517
20,118	H15T1Y+1.500%
	2.125%, 12/20/42 (a)	20,920
3,449,920	12 Month LIBOR USD + 1.516%
	1.899%, 09/20/69 (a)	3,599,614
		3,779,439
	Uniform Mortgage
	Backed Securities – 10.98%
60,000,000	1.500%, 10/15/35 TBA (e)	60,906,953
50,000,000	2.000%, 04/25/35 TBA (e)	51,669,856
50,000,000	2.500%, 10/15/28 TBA (e)	52,261,875
		164,838,684
	Total Mortgage-Backed Obligations	399,946,674
	(Cost $396,740,329)

MUNICIPAL BONDS – 0.45%
	City of New Orleans LA
	Sewerage Service Revenue
400,000	0.589%, 06/01/24	397,051
500,000	0.808%, 06/01/25	495,046
500,000	0.958%, 06/01/26	492,761
	City of New Orleans LA Water System Revenue
500,000	0.465%, 12/01/23	497,548
500,000	0.858%, 12/01/25	493,397
315,000	1.008%, 12/01/26	309,427
	City of New York NY
4,000,000	1.216%, 08/01/26	4,035,247
	Total Municipal Bonds	6,720,477
	(Cost $6,777,082)

U.S. TREASURY OBLIGATIONS – 6.65%
	United States Treasury
	Notes & Bonds – 6.65%
50,000,000	0.125%, 06/30/23	49,960,938
50,000,000	0.125%, 08/31/23	49,919,900
	Total U.S. Treasury Obligations	99,880,838
	(Cost $99,792,168)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 41.77%
	FHLMC, Multifamily Structured
	Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,348,347
346,491	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	351,882
801,977	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.451%, 02/25/24 (a)(c)	804,073
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,262,728
2,132,106	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,188,755
15,000,000	Series K-729, Class A2
	3.136%, 10/25/24 (b)(c)	16,028,070
7,000,000	Series K-041, Class A2
	3.171%, 10/25/24 (b)(c)	7,523,862
20,000,000	Series K-731, Class A2
	3.600%, 02/25/25 (a)(b)(c)	21,518,874
4,037,000	Series K-047, Class A2
	3.329%, 05/25/25 (a)(b)(c)	4,397,972
1,785,506	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.431%, 06/25/25 (a)(c)	1,789,403
27,570,000	Series K-048, Class A2
	3.284%, 06/25/25 (a)(b)(c)	30,002,620
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,975,347
10,000,000	Series K-050, Class A2
	3.334%, 08/25/25 (a)(b)(c)	10,929,144
2,380,000	Series K-051, Class A2
	3.308%, 09/25/25 (b)(c)	2,602,958
6,250,000	Series K-054, Class A2
	2.745%, 01/25/26 (b)(c)	6,724,752
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,508,369
3,000,000	Series K-055, Class A2
	2.673%, 03/25/26 (b)(c)	3,223,603
6,500,000	Series K-061, Class A2
	3.347%, 11/25/26 (a)(b)(c)	7,234,797
296,221	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.511%, 12/25/26 (a)(c)	296,540
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,494,635
20,000,000	Series K-J26, Class A2
	2.606%, 07/25/27 (b)(c)	21,474,164
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,372,449
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,617,953
1,067,095	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,177,635
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.701%, 10/25/28 (a)(c)	7,813,033
5,713,073	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.651%, 11/25/28 (a)(c)	5,775,424
4,200,877	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.631%, 02/25/29 (a)(c)	4,230,622
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.751%, 09/25/29 (a)(c)	5,067,547
9,727,486	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.630%, 05/25/30 (a)(c)	9,791,382

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – August 31, 2021

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$7,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.451%, 06/25/30 (a)(c)	$7,022,884
12,537,350	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.461%, 06/25/30 (a)(c)	12,578,368
29,570,448	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.430%, 09/25/30 (a)(c)	29,753,087
21,993,707	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.430%, 10/25/30 (a)(c)	22,070,891
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.421%, 10/25/30 (a)(c)	22,557,557
20,000,000	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.391%, 11/25/30 (a)(c)	20,032,080
15,000,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 12/25/30 (a)(c)	15,013,123
25,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.290%, 01/25/31 (a)(c)	25,022,425
25,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.300%, 02/25/31 (a)(c)	25,034,605
4,918,254	Series K-104, Class A1
	1.938%, 02/25/52 (b)(c)	5,137,541
	FNMA
1,605,092	Series 2013-M6, Class 2A
	2.611%, 03/25/23 (a)	1,651,694
17,853,639	Series 2017-M1, Class A2
	2.496%, 10/25/26 (a)(b)	18,962,366
	GNMA
24,792,455	Series 2021-051, Class AC
	1.500%, 05/16/55 (b)	24,899,442
24,849,563	Series 2021-065, Class AB
	1.500%, 03/16/59 (b)	24,940,895
24,775,580	Series 2021-040, Class AD
	1.500%, 05/16/61 (b)	24,922,955
24,798,700	Series 2021-052, Class A
	1.500%, 05/16/61 (b)	24,897,168
24,801,312	Series 2021-071, Class AB
	1.750%, 09/16/61 (b)	25,063,861
14,155,355	Series 2021-068, Class AB
	1.500%, 12/16/61 (b)	14,183,845
19,773,355	Series 2021-028, Class AJ
	1.500%, 01/16/62 (b)	19,762,725
19,533,886	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	20,074,608
18,809,295	Series 2020-159, Class AJ
	2.200%, 10/16/62 (a)(b)	19,303,872
9,773,101	Series 2020-197, Class AJ
	1.900%, 10/16/62 (b)	9,907,832
	Total U.S. Government-Backed
	Obligations	627,320,764
	(Cost $624,495,982)

REPURCHASE AGREEMENTS – 18.12%
272,190,000	INTL FCStone Financial, Inc., 0.150%,
	Dated 08/31/2021, matures 09/01/2021,
	repurchase price $272,191,134 (collateralized
	by $490,708,795 par amount of Government
	Agencies, United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of
	0.000% to 9.000% due 09/25/21 to 07/15/56,
	total market value $276,248,832)	272,190,000
	Total Repurchase Agreements	272,190,000
	(Cost $272,190,000)

REGISTERED INVESTMENT COMPANY – 0.03%
507,214	First American Government
	Obligations Fund – Class X
	0.026%, 12/01/31 (f)	507,214
	Total Registered Investment Company	507,214
	(Cost $507,214)

	Total Investments – 113.26%	1,701,005,511
	(Cost $1,693,696,957)

	Net Other Assets
	and Liabilities – (13.26)%	(199,154,402)
	Net Assets – 100.00%	$1,501,851,109

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at August 31, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.
(c)	The security has Structured collateral.
(d)	The security has PAC (Planned Amortization Class) collateral.
(e)	Represents or includes a TBA (To Be Announced) transaction.
(f)	Seven day yield as of August 31, 2021.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
August 31, 2021

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS:
INVESTMENTS:
Investments and repurchase agreements at cost	$3,339,066,903	$1,693,696,957
Investments at value	$2,397,205,703	$1,428,815,511
Repurchase agreements at value	947,832,000	272,190,000
Total investments and repurchase agreements at value	3,345,037,703	1,701,005,511
Cash	—	519,922
Cash held as collateral	358,280	—

RECEIVABLES:
Interest	706,641	1,971,025
Investment securities sold	4,711	13,899,368
TBA investment securities sold	—	191,010,872
Other assets	64,980	33,574
Total Assets	3,346,172,315	1,908,440,272

LIABILITIES:
PAYABLES:
Dividends	187,955	308,689
Investment securities purchased	—	49,922,048
TBA investment securities purchased	—	355,958,411
Cash due for collateral	12,038	—
Advisory fees	197,587	115,022
Administration fees	143,043	64,003
Distribution fees	47,705	17,961
Registration fees	125,234	45,739
Custodian fees	30,076	13,433
Accounting fees	144,258	68,413
Accrued expenses	133,979	75,444
Total Liabilities	1,021,875	406,589,163
NET ASSETS	$3,345,150,440	$1,501,851,109

NET ASSETS CONSIST OF:
Paid-in capital	$3,351,177,490	$1,501,696,796
Total distributable earnings (accumulated deficit)	(6,027,050)	154,313
NET ASSETS	$3,345,150,440	$1,501,851,109

TCU Shares:
Net assets	$1,479,988,843	$802,363,006
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	156,965,579	81,583,677
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.43	$9.83
Investor Shares:
Net assets	$1,865,161,597	$699,488,103
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	197,835,165	71,120,309
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.43	$9.84

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Year Ended August 31, 2021

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$12,228,700	$6,558,395

EXPENSES:
Advisory fees	2,013,498	1,059,496
Administration fees	1,347,769	606,522
Accounting fees	682,336	334,155
Distribution and Service (12b-1) Fees on Investor Shares	471,655	140,660
Legal fees	311,500	147,424
Trustees’ fees	178,785	84,690
Transfer agent fees	178,508	91,208
Registration fees	145,932	65,122
Custody fees	144,513	65,174
Compliance fees	138,930	62,858
Audit and tax fees	25,007	25,013
Printing fees	7,090	2,917
Interest expense	—	996
Other expenses	90,546	52,286
Net operating expenses	5,736,069	2,738,521
Net Investment Income	6,492,631	3,819,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain on Investment Transactions	352,841	3,265,308
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	1,329,797	(7,824,812)
Net Realized and Unrealized Gain (Loss) on Investments	1,682,638	(4,559,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,175,269	$(739,630)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration Portfolio		Short Duration Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2021	August 31, 2020	August 31, 2021	August 31, 2020
Investment Activities:
Operations:
Net investment income	$6,492,631	$10,070,779	$3,819,874	$8,390,161
Net realized gain (loss)
on investment transactions	352,841	(75,571)	3,265,308	4,139,925
Net change in unrealized appreciation
(depreciation) of investments	1,329,797	5,038,753	(7,824,812)	6,919,223
Net increase (decrease) in net assets
resulting from operations	8,175,269	15,033,961	(739,630)	19,449,309
Distributions to Shareholders:
Dividends and distributions to shareholders:
TCU Shares	(3,487,534)	(7,670,448)	(4,920,730)	(8,941,076)
Investor Shares	(4,416,618)	(2,657,926)	(2,730,824)	(1,025,867)
Total Distributions	(7,904,152)	(10,328,374)	(7,651,554)	(9,966,943)
From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	824,617,066	332,760,000	259,000,000	220,500,000
Reinvestment of dividends and distributions	2,233,087	4,673,209	2,266,877	4,196,743
Cost of shares repurchased	(95,042,735)	(19,029,720)	(43,688,555)	(42,560,387)
Investor Shares:
Proceeds from sale of shares	1,943,061,043	1,000,248,000	644,550,185	257,864,607
Reinvestment of dividends and distributions	2,476,031	458,622	1,582,802	113,555
Cost of shares repurchased	(969,886,028)	(167,593,308)	(204,142,155)	(1,252,578)
Net increase in net assets
resulting from shares transactions	1,707,458,464	1,151,516,803	659,569,154	438,861,940
Net change in net assets	1,707,729,581	1,156,222,390	651,177,970	448,344,306
Net Assets:
Beginning of year	1,637,420,859	481,198,469	850,673,139	402,328,833
End of year	$3,345,150,440	$1,637,420,859	$1,501,851,109	$850,673,139
Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	87,373,733	35,450,328	26,255,089	22,408,110
Reinvestment of dividends and distributions	236,714	498,297	229,769	428,255
Shares repurchased	(10,072,021)	(2,028,180)	(4,446,487)	(4,359,417)
Total TCU Share Transactions	77,538,426	33,920,445	22,038,371	18,476,948
Investor Shares:
Shares sold	205,937,764	106,489,769	65,426,742	26,194,821
Reinvestment of dividends and distributions	262,475	48,750	160,542	11,457
Shares repurchased	(102,761,009)	(17,914,269)	(20,728,219)	(128,866)
Total Investor Share Transactions	103,439,230	88,624,250	44,859,065	26,077,412
Net increase in shares outstanding	180,977,656	122,544,695	66,897,436	44,554,360

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Ultra-Short Duration Portfolio – TCU Shares
	Years Ended August 31,
	2021	2020		2019		2018		2017
Net Asset Value,
Beginning of year	$9.42	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	0.02	0.13		0.22		0.14		0.07
Net realized and unrealized gain (loss)
on investment transactions	0.02	0.05		(0.01)		(0.06)		(0.01)
Total income from investment operations	0.04	0.18		0.21		0.08		0.06
Less Distributions from:
Investment income(b)	(0.03)	(0.14)		(0.23)		(0.15)		(0.08)
Total Distributions	(0.03)	(0.14)		(0.23)		(0.15)		(0.08)
Net Asset Value,
End of year	$9.43	$9.42		$9.38		$9.40		$9.47
Total Return(c)	0.44%	1.99%		2.22%		0.89%		0.68%
Ratios/Supplemental Data:
Net assets at the end of year (in thousands)	$1,479,989	$748,181		$427,038		$360,130		$363,612
Ratios to average net assets:
Expenses net of expense reductions	0.20%	0.26	%(d)	0.32	%(d)	0.40	%(d)	0.40	%(d)
Expenses before expense reductions	0.20%	0.26%		0.33%		0.41%		0.41%
Net investment income net of expense reductions	0.26%	1.39	%(d)	2.37	%(d)	1.52	%(d)	0.74	%(d)
Net investment income before expense reductions	0.26%	1.39%		2.36%		1.51%		0.73%
Portfolio Turnover Rate	26%	25%		60%		157%		123%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Ultra-Short Duration Portfolio – Investor Shares
	Years Ended August 31,
	2021	2020		2019		2018		2017
Net Asset Value,
Beginning of year	$9.42	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	0.02	0.09		0.22		0.14		0.07
Net realized and unrealized gain (loss)
on investment transactions	0.02	0.09		(0.02)		(0.06)		(0.01)
Total income from investment operations	0.04	0.18		0.20		0.08		0.06
Less Distributions from:
Investment income(b)	(0.03)	(0.14)		(0.22)		(0.15)		(0.08)
Total Distributions	(0.03)	(0.14)		(0.22)		(0.15)		(0.08)
Net Asset Value,
End of year	$9.43	$9.42		$9.38		$9.40		$9.47
Total Return(c)	0.41%	1.96%		2.19%		0.86%		0.64%
Ratios/Supplemental Data:
Net assets at the end of year (in thousands)	$1,865,162	$889,240		$54,160		$14,192		$14,291
Ratios to average net assets:
Expenses net of expense reductions	0.23%	0.28	%(d)	0.34	%(d)	0.43	%(d)	0.43	%(d)
Expenses before expense reductions	0.23%	0.28%		0.35%		0.44%		0.44%
Net investment income net of expense reductions	0.23%	0.94	%(d)	2.40	%(d)	1.48	%(d)	0.71	%(d)
Net investment income before expense reductions	0.23%	0.94%		2.39%		1.47%		0.70%
Portfolio Turnover Rate	26%	25%		60%		157%		123%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Short Duration Portfolio – TCU Shares
	Years Ended August 31,
	2021	2020		2019		2018		2017
Net Asset Value,
Beginning of year	$9.91	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.03	0.17		0.23		0.16		0.09
Net realized and unrealized gain (loss)
on investment transactions	(0.04)	0.19		0.25		(0.15)		(0.04)
Total income from investment operations	(0.01)	0.36		0.48		0.01		0.05
Less Distributions from:
Investment income(b)	(0.07)	(0.20)		(0.24)		(0.17)		(0.10)
Total Distributions	(0.07)	(0.20)		(0.24)		(0.17)		(0.10)
Net Asset Value,
End of year	$9.83	$9.91		$9.75		$9.51		$9.67
Total Return(c)	-0.13%	3.76%		5.15%		0.06%		0.55%
Ratios/Supplemental Data:
Net assets at the end of year (in thousands)	$802,363	$590,322		$400,537		$380,063		$396,152
Ratios to average net assets:
Expenses net of expense reductions	0.21%	0.27	%(d)	0.32	%(d)	0.39	%(d)	0.40	%(d)
Expenses before expense reductions	0.21%	0.27%		0.33%		0.40%		0.41%
Net investment income net of expense reductions	0.34%	1.71	%(d)	2.42	%(d)	1.65	%(d)	0.96	%(d)
Net investment income before expense reductions	0.34%	1.71%		2.41%		1.64%		0.95%
Portfolio Turnover Rate	311%	112%		80%		196%		145%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Short Duration Portfolio – Investor Shares
	Years Ended August 31,
	2021	2020		2019		2018		2017
Net Asset Value,
Beginning of year	$9.91	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.03	0.12		0.22		0.15		0.09
Net realized and unrealized gain (loss)
on investment transactions	(0.04)	0.24		0.26		(0.15)		(0.04)
Total income from investment operations	(0.01)	0.36		0.48		0.00		0.05
Less Distributions from:
Investment income(b)	(0.06)	(0.20)		(0.24)		(0.16)		(0.10)
Total Distributions	(0.06)	(0.20)		(0.24)		(0.16)		(0.10)
Net Asset Value,
End of year	$9.84	$9.91		$9.75		$9.51		$9.67
Total Return(c)	-0.06%	3.73%		5.12%		0.03%		0.52%
Ratios/Supplemental Data:
Net assets at the end of year (in thousands)	$699,488	$260,351		$1,792		$22,082		$22,191
Ratios to average net assets:
Expenses net of expense reductions	0.24%	0.28	%(d)	0.35	%(d)	0.42	%(d)	0.43	%(d)
Expenses before expense reductions	0.24%	0.28%		0.36%		0.43%		0.44%
Net investment income net of expense reductions	0.27%	1.23	%(d)	2.27	%(d)	1.62	%(d)	0.93	%(d)
Net investment income before expense reductions	0.27%	1.23%		2.26%		1.61%		0.92%
Portfolio Turnover Rate	311%	112%		80%		196%		145%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021

Note 1. Organization
Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Portfolio and Short Duration Portfolio (together, the “Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Note 2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

The summary of inputs used to value each Portfolio’s net assets as of August 31, 2021 is as follows:

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	8/31/2021	Price	Inputs	Inputs
Assets:
Bank
Notes	$59,944,788	$—	$59,944,788	$—
Asset-Backed
Securities	446,717	—	446,717	—
Collateralized
Mortgage
Obligations	1,034,493,357	—	1,034,493,357	—
Mortgage-Backed
Obligations	277,457,248	—	277,457,248	—
Agency
Debentures	1,750,000	—	—	1,750,000
U.S. Government-
Backed
Obligations	1,023,113,593	—	1,023,113,593	—
Repurchase
Agreements	947,832,000	—	947,832,000	—
	$3,345,037,703	$—	$3,343,287,703	$1,750,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	8/31/2021	Price	Inputs	Inputs
Assets:
Bank Notes	$86,120,066	$—	$86,120,066	$—
Collateralized
Mortgage
Obligations	208,319,478	—	208,319,478	—
Mortgage-
Backed
Obligations	399,946,674	—	399,946,674	—
Municipal
Bonds	6,720,477	—	6,720,477	—
U.S. Treasury
Obligations	99,880,838	—	99,880,838	—
U.S. Government-
Backed
Obligations	627,320,764	—	627,320,764	—
Repurchase
Agreements	272,190,000	—	272,190,000	—
Registered
Investment
Company	507,214	507,214	—	—
	$1,701,005,511	$507,214	$1,700,498,297	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of August 31, 2021:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2020	$2,250,000
Gross sales	(500,000)
Fair Value, as of
August 31, 2021	$1,750,000

Factors considered in determining the fair value of investments designated as Level 3 include anticipated cash flows and credit characteristics.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Net investment income earned, other than class-specific expenses, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s settled capital share activity of the respective class). Class-specific expenses are charged directly to the class incurring the expense.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

F. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the instruments in which a Portfolio invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on a Portfolio’s investments, performance or financial condition.

G. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2021, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$3,339,086,738	$1,693,719,746
Gross Unrealized
Appreciation on
Investments	$7,899,392	$10,051,618
Gross Unrealized
Depreciation on
Investments	(1,948,427)	(2,765,853)
Net Unrealized
Appreciation on
Investments	$5,950,965	$7,285,765

H. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

I. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at August 31, 2021. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of August 31, 2021.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio. The Portfolios did not engage in reverse repurchase transactions during the year ended August 31, 2021.

J. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

K. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an amended and restated advisory agreement (the “Advisory Agreement”) that was approved by the Board of Trustees of the Trust (the “Board”) and shareholders of each Portfolio and took effect on January 31, 2021. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

Effective January 31, 2021, as compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*
Ultra-Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion
Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion

*	Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio.

As compensation for its services and its assumption of certain expenses, prior to January 31, 2021 the Adviser was entitled to the following fees under the prior advisory agreement, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolios’ aggregate average daily net assets):

		Contractual
Portfolio	Asset Level	Rate
Ultra-Short	first $250 million,	0.12%
Duration and	next $250 million,	0.10
Short Duration(1)	in excess of $500 million	0.07
________

(1)	Advisory Fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025
in excess of $600 million	0.020
________

(1)	The complex is subject to an aggregate minimum annual base fee of $150,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the year ended August 31, 2021.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

From April 11, 2011 through April 2, 2020, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees.

From April 11, 2011 through April 2, 2020, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees.

From April 11, 2011 through April 2, 2020, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the year ended August 31, 2021, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $471,655 and $140,660, respectively.

Note 4. Investment Transactions
The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2021 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of U.S.
Government and
agency obligations	$1,769,958,513	$4,123,574,286
Purchases (excluding
U.S. Government and
agency obligations)	14,496,730	84,951,826
Sales or maturities of
U.S. Government and
agency obligations	436,345,755	3,497,940,055
Sales or maturities
(excluding U.S.
Government and
agency obligations)	42,823,206	38,503,000

Note 5.  Bank Borrowings
On March 25, 2020, each of the Portfolios entered into an uncommitted line of credit (each a “Prior Credit Facility,” and together the “Prior Credit Facilities”) with U.S. Bank. The Ultra-Short Duration Portfolio’s Prior Credit Facility provided for a $203,000,000 uncommitted, secured 364-day line of credit and the Short Duration Portfolio’s Prior Credit Facility provided for a $124,000,000 uncommitted, secured 364-day line of credit. The annual interest rate charged on borrowings under each Prior Credit Facility was equal to (i) the prime rate charged by U.S. Bank, less (ii) 0.50%. On March 24, 2021, the Board of the Trust approved an amendment to each Prior Credit Facility to extend the term of the Prior Credit Facilities for an additional period ended April 26, 2021.

The Board of the Trust approved a new loan agreement (the “New Credit Facility,” together with the Prior Credit Facilities, the “Credit Facilities” and each, a “Credit Facility”) that replaced the Prior Credit Facilities and provides for a $500,000,000 uncommitted, secured 364-day umbrella line of credit for the Ultra Short Duration Portfolio and the Short Duration Portfolio, effective April 26, 2021. The annual interest rate charged on borrowings under the New Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.

During the fiscal year ended August 31, 2021, the Short Duration Portfolio had borrowings under the Credit Facilities on two days, with an average borrowing and interest rate on those days of $6,519,000 and 2.75%, respectively. Interest expense of $996 incurred during the period is included within other expenses on the Statement of Operations. The balance as of March 11, 2021 of $11,610,000 was the maximum amount of borrowings outstanding during the fiscal year ended August 31, 2021.The Ultra-Short Duration Portfolio did not have any borrowings under the Credit Facilities during the fiscal year ended August 31, 2021.

Note 6. Tax Information
The tax character of distributions paid for the fiscal year ended August 31, 2021 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$7,904,152	$7,651,554
Long Term Capital Gains	—	—
Total taxable distributions	$7,904,152	$7,651,554

The tax character of distributions paid for the fiscal year ended August 31, 2020 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$10,328,374	$9,966,943
Long Term Capital Gains	—	—
Total taxable distributions	$10,328,374	$9,966,943

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

As of August 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$887,159	$634,002
Total undistributed
earnings	$887,159	$634,002
Capital loss
carryforward(1)	(12,677,219)	(7,456,765)
Timing differences
(dividends payable)	(187,955)	(308,689)
Unrealized gains—net	5,950,965	7,285,765
Total accumulated
gains/(losses)—net	$(6,027,050)	$154,313
________

(1)	The amount for each capital loss carry forward is indicated below.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carry forward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss.

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
No Expiration –
Long Term	$5,237,653	$1,039,975
No Expiration –
Short Term	7,439,566	6,416,790

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2021, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards. There were no reclassifications during the year ended August 31, 2021.

Note 7. Credit and Concentration Risk
The Portfolios’ investments are subject to credit risk, the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Year Ended August 31, 2021 (continued)

Note 8. Pandemic Risk
The novel coronavirus (COVID-19) pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Although vaccination against COVID-19 has reduced the pandemic’s spread and certain sectors of the economy have recovered, the impact of COVID-19 and its variants may last for an extended period of time. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management continues to evaluate the impact of COVID-19 on the financial position and operating results of the Portfolios.

Note 9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financials statements.

Report of Independent Public Accounting Firm

To the Shareholders and the Board of Trustees
Trust for Credit Union

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Trust for Credit Unions (the “Trust”), comprising respectively, the Ultra-Short Duration Portfolio  and the Short Duration Portfolio (the “Portfolios”), including the portfolios of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolios as of August 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2021

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2021, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended August 31, 2021.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 through August 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short Duration Portfolio			Short Duration Portfolio
			Expenses			Expenses
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended
	3/1/21	8/31/21	8/31/21*	3/1/21	8/31/21	8/31/21*
TCU Shares
Actual	$1,000.00	$1,001.30	$1.01	$1,000.00	$1,002.40	$1.11
Hypothetical 5% Return	1,000.00	1,024.20+	1.02	1,000.00	1,024.10+	1.12
Investor Shares
Actual	1,000.00	1,001.10	1.16	1,000.00	1,003.30	1.26
Hypothetical 5% Return	1,000.00	1,024.05+	1.17	1,000.00	1,023.95+	1.28
______________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.20% and 0.22% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.23% and 0.25% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)	August 31, 2021

Trustees and Officers (unaudited)1

				Number of
				Portfolios
		Term of		in Fund	Other
		Office and		Complex	Directorships
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address[2]	with Trust	Time Served[3]	During Past 5 Years	Trustee[4]	Trustee[5]
Independent Trustees

Lisa Ginter	Trustee	Since	Chief Executive Officer (since 2015),	2	None
Age: 57		August 2021	Community America Credit Union.

Stanley C. Hollen	Trustee	Since	Chief Executive Officer, Co-Op	2	None
Age: 72		2007	Financial Services (credit
			union-owned payments CUSO)
			(2005-2016); President and Chief
			Executive Officer, Liberty Enterprises
			(credit union-focused check printer,
			payments provider) (2003-2005);
			President and Chief Executive
			Officer, Golden 1 Credit
			Union (1984-2002).

J. Mark McWatters	Trustee	Since	Self-Employed Attorney; Board member	2	None
Age: 66		July 2021	(2014-2020) and Chair (2017-2019) of
			the National Credit Union Administration.

Erin Mendez	Vice Chair	Since	President and Chief Executive Officer,	2	None
Age: 62	and	July 2020	Patelco Credit Union (since 2013).
	Trustee	and 2019

James F. Regan	Trustee	Since	President and Chief Executive Officer	2	None
Age: 55		2013	(since 2009) and Vice President and
			Chief Financial Officer (1996-2008),
			Digital Federal Credit Union.

Julie A. Renderos	Chair	Since	Executive Vice President/Chief	2	None
Age: 45	and	July 2020	Financial Officer (since 2012),
	Trustee	and 2015	Senior Vice President/Finance
			(2007-2012), Suncoast Credit Union.

Wendell A. Sebastian	Trustee	Since	Executive Director, National Credit	2	None
Age: 77		1989	Union Foundation (2010-2013);
			President and Chief Executive Officer,
			GTE Federal Credit Union
			(1998-2009).

Michael D. Steinberger	Trustee	Since	Associate Professor of Economics	2	None
Age: 44		2015	(since 2011), Assistant Professor
			of Economics (2004-2011) Pomona
			College; Dean (2011-Present),
			Associate Dean (2006-2011) and
			Chief Academic Officer (2016-Present),
			Western CUNA Management School.

[1]
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

[2]	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504.
[3]
Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

[4]	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
[5]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited) (continued)	August 31, 2021

Trustees and Officers (unaudited) (continued)

Information pertaining to the officers of the Trust is set forth below.

Term of Office
	Position(s) Held	and Length of
Name, Age and Address	with Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years
Jay E. Johnson, 53	President and	Since 2013	President, CFS (2019-Present); Executive Vice
1001 Connecticut Ave., NW	Treasurer	and 2008	President, CFS (2001-2019).
Suite 1001
Washington, D.C. 20036

Jonathan K. Jeffreys, 42	Vice President	Since 2008	Vice President, CFS (2001-Present).
1001 Connecticut Ave., NW	and Assistant	and 2013
Suite 1001	Treasurer
Washington, D.C. 20036

Andrew E. Seaberg, 42	Secretary	Since	Partner (2020-Present), Faegre Drinker Biddle & Reath LLP
Faegre Drinker Biddle & Reath LLP		2020	(law firm); Associate (2009-2020), Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000			(law firm).
Philadelphia, PA 19103-6996

Salvatore Faia, JD, CPA, CFE, 58	Chief	Since 2008	President, Vigilant Compliance, LLC (investment
Vigilant Compliance, LLC	Compliance		management services company) (2004-Present);
Gateway Corporate Center	Officer		President (since 2009) and Chief Compliance Officer
Suite 216			(since 2004), The RBB Fund, Inc (registered investment
223 Wilmington West Chester Pike			company); Independent Trustee of EIP Investment Trust
Chadds Ford, PA 19317			(registered investment company) (2005-Present).

[1]	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.

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Trustees
Julie A. Renderos, Chair
Erin M. Mendez, Vice Chair
Lisa Ginter
Stanley Hollen
J. Mark McWatters
James F. Regan
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

(b)

NOTICE:

 Important Reports to Shareholders of the Trust for Credit Unions Short
Duration Portfolio and Ultra-Short Duration Portfolio are Now Available Online
and In Print by Request.

The shareholder reports contain important information about your investments, including portfolio holdings and financial statements. We encourage you to view the shareholder reports and other information by visiting:
https://trustcu.com/investment-documents/.

You may request a paper copy of the shareholder reports or other materials available at www.trustcu.com/contact-us or by contacting the Trust at 1-800-237-5678. You will not otherwise receive a paper copy of these materials.

You may elect to receive all future shareholder reports and other communications from your Portfolio(s) electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 1-800-237-5678 to request paper copies of your shareholder reports. You may also elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.trustcu.com/contact-us or calling us at the number above.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Stanley C. Hollen is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services for the Trust for Credit Unions*: Table 1 Items 4(a) - 4(d).

	FYE 8/31/2021	FYE 8/31/2020	Description of Services Rendered
Audit Fees	$44,000	$44,000	Financial Statement Audits
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$6,000	Tax compliance services provided in connection with the preparation and review of the registrant's tax returns
All Other Fees	$0	$0

Table 2 - Items 4(b), (c) & (d). Non-Audit Services to the Trust for Credit Unions' service affiliates** that were pre-approved by the Trust for Credit Unions' Audit Committee pursuant to
Rule 2-0l(c)(7)(ii) of Regulation S-X.

	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$0	$0
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

*	Tait Weller & Baker LLP served as the registrant's principal accountant for the fiscal years ended August 31, 2021 and August 31, 2020.
**
These include the advisers and any entity controlling, controlled by or under common control with the advisers that provides ongoing services to the registrant (hereinafter referred to as "service affiliates").

(e)(1)    Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Audit and Non-Audit Services Provided to the Portfolios of the Trust for Credit Unions. The Audit and Non-Audit Services Pre-Approval Policy (the "Policy") adopted by the Audit Committee of the Trust for Credit Unions ("TCU") sets forth the procedures and the conditions pursuant to which services performed by the independent auditor for TCU may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission's rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditor during the fiscal year in which the services are provided; (2) such services were not  recognized by TCU at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to TCU's Investment Adviser. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to TCU, the Audit Committee will pre-approve those non-audit services provided to TCU's investment adviser (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to TCU) where the engagement relates directly to the operations or financial reporting of TCU.

(e)(2) None of the services described in the Registrant's response to paragraphs (b) through (d) of ltem 4 were approved by the Registrant's Audit Committee pursuant to the "de minimis" exception of Rule 2-0l(c)(7)(i)(C) of Regulation S-X

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the registrant’s Form N-CSR filed on November 2, 2017.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*    /s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date    11/02/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature